Income taxes - Changes in Deferred tax assets and liabilities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Changes in net deferred tax liability during the year [abstract]
Net deferred tax liability beginning balance	$ 3,179	$ 7,655	$ 6,250
Charged (credited) to the Consolidated statement of income	1,831	(2,375)	1,708
Charged (credited) to Other comprehensive income	(66)	105	35
Acquisitions and disposals	981	(968)	36
Foreign currency translation effects and other effects	(440)	(1,239)	(374)
Net deferred tax liability ending balance	5,485	3,179	$ 7,655
Net deferred tax assets and liabilities [abstract]
Deferred tax assets	7,936	8,732
Deferred tax liabilities	13,345	11,996
Net deferred tax classified as held for sale	$ (76)	85
Expected recognition of deferred tax assets, period	10 years
Percent of tax losses carried forward	80.00%
US, the UK, Norway, Angola, Canada and Brazil [Member]
Net deferred tax assets and liabilities [abstract]
Deferred tax assets recognized in entities which have suffered a loss in either the current or preceding period	$ 965	1,953
Deferred tax assets	$ 7,952	$ 8,817